Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Effective tax rate (percent)	(6.00%)	14.00%	(4.00%)	(96.00%)	35.00%
Discrete tax adjustments		$ 10		$ 4
Estimate of tax obligation	143		143
Income taxes (benefit)	(5)	5	(9)	(22)	27	(2)	15
Net operating loss					1,111	956	881
Interest and penalties related to unrecognized tax benefits					1	1
Unrecognized tax benefits, years					0
Foreign currency transaction gain			404		407
Tax obligation					144
United States [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expiration date					2026
Deferred tax asset					13	22
Income Taxes (Textual) [Abstract]
Net operating loss					850
Germany [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expiration date					2014
Income Taxes (Textual) [Abstract]
Net operating loss					100
Thailand [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expiration date					2016
Income Taxes (Textual) [Abstract]
Net operating loss					35
Non US [Member]
Income Tax Contingency [Line Items]
Valuation allowance					$ 28